Related Parties (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		226,000	856,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 4.86	$ 6.08
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties		$ 673	$ 419
Related Party Transaction, Expenses from Transactions with Related Party		$ 2,000	$ 1,300	$ 1,400
Director [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	20,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 4.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 97,000